Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 26, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers MSCI Japan Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers Japan JPX-Nikkei 400 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers FTSE Emerging Comprehensive Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers Russell 1000 Comprehensive Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers MSCI EAFE Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers Harvest CSI 300 China A-Shares ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers MSCI All World ex US Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers Russell 2000 Comprehensive Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers MSCI Eurozone Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Xtrackers MSCI Europe Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 26, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

The following disclosure is added to the "Principal Investment Strategies" section of each fund's summary prospectus and summary section of each fund's statutory prospectus, and the "Additional Information About the Funds' Investment Strategies, Underlying Index and Risks – Additional Information about the Funds' Investment Strategies" section of each fund's statutory prospectus:

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The following disclosure is added to the "Main Risks" section of each fund's summary prospectus and summary section of each fund's statutory prospectus:

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund may become "non-diversified," as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as "non-diversified" under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.